Fair values (Tables)	12 Months Ended
Dec. 31, 2021
Fair values
Summary of fair values of financial assets and liabilities other than classified at amortized cost

		31 Dec 2021		31 Dec 2020
	Classification	Carrying	Fair	Carrying	Fair
in k€	according to IFRS 9	amount	value	amount	value
Investments	Fair value through other comprehensive income	158,908	158,908	59,350	59,350
Long-term investments	Fair value through profit and loss	268,793	268,793	19,289	19,289
Derivative financial instruments	Fair value through profit and loss	(9,344)	(9,344)	3,343	3,343
Contingent consideration	Fair value through profit and loss	(1,103)	(1,103)	(6,381)	(6,381)
		417,254	417,254	75,601	75,601
Unrecognised (gain)/loss			—		—

Summary of financial assets and financial liabilities to the three levels of the fair value hierarchy

The following table allocates financial assets and financial liabilities to the three levels of the fair value hierarchy as defined in IFRS 13:

	31 Dec 2021
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	158,908	—	—	158,908
Assets at fair value through profit and loss	244,866	—	23,927	268,793
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	(9,344)	(1,103)	(10,447)

	31 Dec 2020
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	59,350	—	—	59,350
Assets at fair value through profit and loss	—	3,343	19,289	22,632
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	—	(6,381)	(6,381)

Summary of movement of financial assets and liabilities accounted for at fair values at level 3

		Other	Contingent
in k€	Note	investments	consideration
Balance at 01 Jan 2021		19,289	(6,381)
Exchange rate differences		—	(268)
Addition	(10);(17)	6,647	—
Additions due to discontinuation of the use of equity method		—	—
Consumption		—	445
Reclassification to Liabilities		—	3,571
Net income/expense effected	(10)	(2,009)	1,530
Balance at 31 Dec 2021		23,927	(1,103)

		Other	Contingent
in k€	Note	investments	consideration
Balance at 01 Jan 2020		11,462	(4,265)
Exchange rate differences		—	324
Addition	(10);(17)	6,327	(2,941)
Consumption		—	—
Net income/expense effected	(10)	1,500	501
Balance at 31 Dec 2020		19,289	(6,381)

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs

	2021		2020
	Net result		Net result
in k€	Increase	Decrease	Increase	Decrease
Contingent consideration
Discount rate (movement of 1.5%-points)	(11)	11	(121)	131
Commercialisation success rate (movement of 10%-points)	109	(109)	768	(355)
Long-term investments
Discount rate (movement of 1.5%-points)	(4,118)	6,279	(3,282)	4,975